Litigations (Tables)	12 Months Ended
Dec. 31, 2021
Litigations
Schedule of changes in provision for litigations

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2019	696	300	455	11	1,462
Additions and reversals, net	29	26	16	2	73
Payments	(23)	(30)	(59)	—	(112)
Indexation and interest	(85)	30	26	1	(28)
Translation adjustment	(132)	(66)	(103)	(3)	(304)
Balance at December 31, 2020	485	260	335	11	1,091
Additions and reversals, net	4	19	74	1	98
Payments	(10)	(22)	(57)	(5)	(94)
Indexation and interest	10	45	32	—	87
Acquisition of NLC (note 16)	—	2	8	—	10
Discontinued operations - Coal (note 16)	—	(2)	(8)	—	(10)
Translation adjustment	(33)	(18)	(26)	—	(77)
Balance at December 31, 2021	456	284	358	7	1,105
Current liabilities	14	22	56	1	93
Non-current liabilities	442	262	302	6	1,012
	456	284	358	7	1,105
(i)	Includes amounts regarding to social security claims that were classified as labor claims.

Schedule of contingent liabilities

	December 31, 2021	December 31, 2020
Tax litigations	5,177	5,746
Civil litigations	1,503	1,185
Labor litigations	516	563
Environmental litigations	954	907
Total	8,150	8,401

Schedule of judicial deposits

	December 31, 2021	December 31, 2020
Tax litigations	957	988
Civil litigations	100	85
Labor litigations	141	177
Environmental litigations	22	18
Total	1,220	1,268